RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Disclosure of related party [text block] [Abstract]
Disclosure of related party [text block]

NOTE 46: RELATED PARTY TRANSACTIONS

Key management personnel

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of an entity; the Group’s key management personnel are the members of the Lloyds Banking Group plc Group Executive Committee together with its Non-Executive Directors.

The table below details, on an aggregated basis, key management personnel compensation:

	2017 £m	2016 £m	2015 £m
Compensation
Salaries and other short-term benefits	13	17	14
Post-employment benefits	–	–	–
Share-based payments	22	23	18
Total compensation	35	40	32

Aggregate contributions in respect of key management personnel to defined contribution pension schemes were £0.05 million (2016: £0.1 million; 2015: £0.1 million).

	2017 million	2016 million	2015 million
Share option plans
At 1 January	3	9	13
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	–	3	3
Exercised/lapsed (includes entitlements of former key management personnel)	(2)	(9)	(7)
At 31 December	1	3	9

	2017 million	2016 million	2015 million
Share plans
At 1 January	65	82	102
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	37	29	37
Exercised/lapsed (includes entitlements of former key management personnel)	(20)	(46)	(57)
At 31 December	82	65	82

The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

	2017 £m	2016 £m	2015 £m
Loans
At 1 January	4	5	3
Advanced (includes loans of appointed key management personnel)	1	3	4
Repayments (includes loans of former key management personnel)	(3)	(4)	(2)
At 31 December	2	4	5

The loans are on both a secured and unsecured basis and are expected to be settled in cash. The loans attracted interest rates of between 6.45 per cent and 23.95 per cent in 2017 (2016: 2.49 per cent and 23.95 per cent; 2015: 3.99 per cent and 23.95 per cent).

No provisions have been recognised in respect of loans given to key management personnel (2016 and 2015: £nil).

	2017 £m	2016 £m	2015 £m
Deposits
At 1 January	12	13	16
Placed (includes deposits of appointed key management personnel)	41	41	58
Withdrawn (includes deposits of former key management personnel)	(33)	(42)	(61)
At 31 December	20	12	13

Deposits placed by key management personnel attracted interest rates of up to 4.0 per cent (2016: 4.0 per cent; 2015: 4.7 per cent).

At 31 December 2017, the Group did not provide any guarantees in respect of key management personnel (2016 and 2015: none).

At 31 December 2017, transactions, arrangements and agreements entered into by the Group’s banking subsidiaries with directors and connected persons included amounts outstanding in respect of loans and credit card transactions of £0.01 million with 3 directors and 2 connected persons (2016: £0.4 million with five directors and two connected persons; 2015: £1 million with four directors and six connected persons).

Subsidiaries

In accordance with IFRS 10 Consolidated financial statements, transactions and balances with subsidiaries have been eliminated on consolidation.

PENSION FUNDS

The Group provides banking and some investment management services to certain of its pension funds. At 31 December 2017, customer deposits of £337 million (2016: £171 million) and investment and insurance contract liabilities of £307 million (2016: £406 million) related to the Group’s pension funds.

COLLECTIVE INVESTMENT VEHICLES

The Group manages 134 (2016: 139) collective investment vehicles, such as Open Ended Investment Companies (OEICs) and of these 83 (2016: 83) are consolidated. The Group invested £418 million (2016: £265 million) and redeemed £616 million (2016: £826 million) in the unconsolidated collective investment vehicles during the year and had investments, at fair value, of £2,328 million (2016: £2,405 million) at 31 December. The Group earned fees of £133 million from the unconsolidated collective investment vehicles during 2017 (2016: £192 million).

JOINT VENTURES AND ASSOCIATES

At 31 December 2017 there were loans and advances to customers of £123 million (2016: £173 million) outstanding and balances within customer deposits of £9 million (2016: £15 million) relating to joint ventures and associates.

In addition to the above balances, the Group has a number of other associates held by its venture capital business that it accounts for at fair value through profit or loss. At 31 December 2017, these companies had total assets of approximately £4,661 million (2016: £4,712 million), total liabilities of approximately £5,228 million (2016: £5,033 million) and for the year ended 31 December 2017 had turnover of approximately £4,601 million (2016: £4,401 million) and made a loss of approximately £87 million (2016: net loss of £27 million). In addition, the Group has provided £1,226 million (2016: £1,550 million) of financing to these companies on which it received £81 million (2016: £127 million) of interest income in the year.